System Fund - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) Employees
System fund [line items]
Released future redemption liability			$ 156
Proceeds from System Fund	$ 8	$ 65	$ 42
System fund [member]
System fund [line items]
Employees related with payroll costs | Employees	5,555	5,434	5,416